Available-For-Sale Securities - Additional Information (Detail)	12 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Jul. 01, 2008 Five One Network Development Co Ltd Series C Preferred Stock	May 31, 2012 Mobile Embedded Technology Inc USD ($)	May 31, 2012 Mobile Embedded Technology Inc CNY	May 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration CNY	May 31, 2012 Yangxun Computer Technology USD ($)	May 31, 2012 Yangxun Computer Technology CNY
Schedule of Available-for-sale Securities [Line Items]
Purchase of redeemable convertible shares						18,508,208				5,000,000
Promissory Note				$ 5,000,000	34,312,761
Cash consideration paid for the redemption of Preferred Shares				45,809,524	314,370,245
Investment in subsidiary		12,638,788	78,740,916		335,946,356						50,904,762
Unrealized gains(loss) in fair value of investments					(20,890,689)						4,893,132	(2,637,805)
Accumulated unrealized holding gains(loss)					18,672,000						20,693,000
Other than temporary impairment loss in fair value of investments		(38,639,140)	(240,725,709)		0
Payment for available-for-sale investments													5,000,000	34,157,500
Original issuance price of preferred shares	13								1,000,000
Accumulated Unrealized Holding Gains On Investments in subsidiary															2,898,011	18,054,900
Investments from available -to-sale security to long term investment in subsidiary							$ 4,387,024	27,331,600